OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

17  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

	Balance
	Current		Non-current
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (17.1.1 – 2)	799,072	1,438,161	4,000,000	909,486
Bonds payable, net[1] (17.2)	18,705,015	21,604,601	918,921,342	718,962,871
Deposits in guarantee	12,126,831	11,163,005	—	—
Derivative contract liabilities (see note 22)	1,217,322	374,576	51,568,854	—
Leasing agreements (17.4.1 – 2)	5,718,484	6,013,535	15,339,373	23,454,700
Total	38,566,724	40,593,878	989,829,569	743,327,057

[1] Amounts net of issuances expenses and discounts related to issuance.

The fair value of financial assets and liabilities is presented below:

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2020	12.31.2020	12.31.2019	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	309,530,699	309,530,699	157,567,986	157,567,986
Other financial assets (1)	—	—	317,205	317,205
Trade debtors and other accounts receivable (2)	194,664,683	194,664,683	191,077,588	191,077,588
Accounts receivable related companies (2)	11,875,408	11,875,408	10,835,768	10,835,768
Bank loans (2)	799,072	896,307	1,438,161	1,434,255
Bonds payable (2)	18,705,015	22,471,852	21,604,601	24,188,060
Bottle guaranty deposits (2)	12,126,831	12,126,831	11,163,005	11,163,005
Derivative contracts liabilities (see note 22) (1)	1,217,322	1,217,322	374,576	374,576
Leasing agreements (2)	5,718,484	5,718,484	6,013,535	6,013,535
Accounts payable (2)	230,438,133	230,438,133	243,700,553	243,700,553
Accounts payable related companies (2)	39,541,968	39,541,968	53,637,601	53,637,601

Non-current	12.31.2020	12.31.2020	12.31.2019	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (1)	150,983,295	150,983,295	98,918,457	98,918,457
Accounts receivable, non-current (2)	73,862	73,862	523,769	523,769
Accounts receivable related companies (2)	138,346	138,346	283,118	283,118
Bank loans (2)	4,000,000	4,056,753	909,486	867,025
Bonds payable (2)	918,921,342	1,088,617,557	718,962,871	803,017,145
Derivative contracts liabilities (see note 22) (1)	51,568,854	51,568,854	—	—
Leasing agreements (2)	15,339,373	15,339,373	23,454,700	23,454,700
Accounts payable, non-current (2)	295,279	295,279	619,587	619,587
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)

Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

17.1.1     Bank obligations, current

										Maturity		Total
Indebted entity			Creditor Entity				Type of	Effective	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2020	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	—	760,667	760,667	748,838
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.00%	2.00%	33,111	—	33,111	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	AR	Upon maturity	82.00%	82.00%	—	—	—	8,453
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	AR	Monthly	26.60%	26.60%	5,294	—	5,294
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	—	—	—	635,727
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.50%	4.50%	—	—	—	45,143
Total												799,072	1,438,161

17.1.2     Bank obligations, non-current

										Maturity
Indebted entity			Creditor Entity				Type of	Nominal	Effective	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2020
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	2.00%	—	—	4,000,000	—	—	4,000,000
Total															4,000,000

17.1.2     Bank obligations, non-current previous year

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	736,033	—	—	—	—	736,033
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	44,621	44,621	44,621	39,590	—	173,453
Total															909,486

17.1.3 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

17.2     Bonds payable

On January 21, 2020, the Company issued corporate bonds on the international market for USD 300 million with a 30-year maturity, with the whole principal amount due in 2039and an annual interest rate of 3.950%.

During 2018, Andina carried out a debt restructuring process that consisted of a partial repurchase in the amount of USD 210 million of the 144A/RegS Senior Notes and refinancing it with the placement of Series F bonds in the local market in the amount of UF 5.7 million due 2039 and accruing an annual interest rate of 2.83%. The costs corresponding to the repurchase of bonds, associated with premium payments, overpricing and proportional amortization of placement costs and discounts in bonds in original U.S. Dollars amounting to CLP  9,583,000 thousand, were recorded in results under the item financial costs.

	Current		Non-current		Total
Composition of bonds payable	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value) [1]	19,347,033	22,189,595	925,968,913	721,950,553	945,315,946	744,140,148

[1] Gross amounts, do not consider issuance expenses and discounts related to issuance.

17.2.1     Current and non-current balances

Bonds payable correspond to bonds in UF issued by the parent company on the Chilean market and bonds in U.S. dollars issued by the Parent Company on the international market. A detail of these instruments is presented below:

		Current
		nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2020	12.31.2019	12.31.2020	12.31.2019
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	1,648,160	UF	6.5%	12-01-2026	Semiannually	7,776,693	7,160,809	40,388,468	46,659,296
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08-15-2031	Semiannually	647,672	630,731	43,605,495	42,464,910
CMF Registration N°759 08.20.2013	C	—	UF	3.5%	08-16-2020	Semiannually	—	7,168,907	—	—
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semiannually	1,629,677	1,587,051	116,281,320	113,239,760
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semiannually	1,083,063	1,048,938	87,210,999	84,929,828
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semiannually	1,234,601	1,195,700	165,700,881	161,366,658
Bonds USA 2023 10.01.2013	—	365,000,000	US$	5.0%	10-01-2023	Semiannually	3,243,709	3,397,459	259,496,750	273,290,101
Bonds USA 2050 01.21.2020	—	300,000,000	US$	3.95%	01-21-2050	Semiannually	3,731,618	—	213,285,000	—
Total							19,347,033	22,189,595	925,968,913	721,950,553

Accrued interest included in the current portion of bonds payable as of December 31, 2020 and 2019 amounts to CLP 11,841,892 thousand and CLP 7,983,770 thousand, respectively.

17.2.3     Non-current maturities

		Year of maturity				Total non-
		More than 1 up	More than 2 up	More than 3 up		current
	Series	to 2	to 3	to 4	More than 5	12.31.2020
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	8,013,138	8,533,990	9,088,700	14,752,640	40,388,468
CMF Registration N°641 08.23.2010	C	3,964,136	3,964,136	3,964,136	31,713,087	43,605,495
CMF Registration N°760 08.20.2013	D	—	—	—	116,281,320	116,281,320
CMF Registration N°760 04.02.2014	E	—	—	—	87,210,999	87,210,999
CMF Registration N°912 10.10.2018	F	—	—	—	165,700,881	165,700,881
USA Bonds	—	—	259,496,750	—	—	259,496,750
USA 2 Bonds	—	—	—	—	213,285,000	213,285,000
Total		11,977,274	271,994,876	13,052,836	628,943,927	925,968,913

17.2.4     Market rating

The bonds issued on the Chilean market had the following rating:

AA	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market had the following rating:

BBB	:	Standard&Poors Global Ratings
BBB+	:	Fitch Ratings Inc.

17.2.5     Restrictions

17.2.5.1  Restrictions regarding bonds placed abroad.

Obligations with bonds placed abroad are not affected by financial restrictions for the periods reported.

17.2.5.2  Restrictions regarding bonds placed in the local market.

Restrictions on the issuance of bonds for a fixed amount registered under number 254.

In October 2020, the Consolidated Financial Liabilities/Consolidated Equity no more than 1.20 times covenant was amended as follows:

•

Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current  Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2020, this ratio is 0.51 times.

•

Maintain, and in no manner lose,  sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2020, this ratio is 1.55 times.

Restrictions to bond lines registered in the Securities Registered under number 641, series C

•

Maintain a level of “Net Financial Debt” within its quarterly financial statements that may not exceed 1.5 times, measured over figures included in its consolidated statement of financial position.  To this end, net financial debt shall be defined as the ratio between net financial debt and total equity of the issuer (equity attributable to controlling owners plus non-controlling interest). On its part, net financial debt will be the difference between the Issuer’s financial debt and cash.

As of December 31, 2020, Net Financial Debt level was 0.51 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to: liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2020, this ratio is 1.55 times.

•

Maintain a level of "Net Financial Coverage" greater than 3 times in its quarterly financial statements. Net financial coverage means the ratio between the issuer's Ebitda of the last 12 months and the issuer's Net Financial Expenses in the last 12 months. Net Financial Expenses will be regarded as the difference between the absolute value of interest expense associated with the issuer's financial debt account accounted for under "Financial Costs"; and interest income associated with the issuer's cash accounted for under the Financial Income account. However, this restriction shall be deemed to have been breached where the mentioned level of net financial coverage is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2020, Net Financial Coverage level is 8.50 times.

Restrictions to bond lines registered in the Securities Registrar under number 760 D-E.

•

Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current  Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2020, Indebtedness Level is 0.51 times of Consolidated Equity.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2020, this ratio is 1.55 times.

•

Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

Restrictions to bond lines registered in the Securities Registrar under number 912.

•	Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times.

For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current  Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2020, this ratio is 0.51 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2020, this ratio is 1.55 times.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer's Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer.  For these purposes, the term "Adjusted Consolidated Operating Cash Flow" shall mean the addition of the following accounting accounts of the Issuer's Consolidated Statement of Financial Position: (i) "Gross Profit" which includes regular activities and cost of sales; less (ii) "Distribution Costs"; less (iii) "Administrative Expenses"; plus (iv) "Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method"; plus (v) "Depreciation"; plus (vi) "Intangibles Amortization".

As of December 31, 2020 and 2019, the Company complies with all financial collaterals.

17.3     Derivative contract obligations

Please see details in Note 22.

17.4.1     Current liabilities for leasing agreements

									Maturity		Total
Debtor Entity		Creditor Entity				Type of	Effective	Nominal	Up to	90 days to	At	At
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2020	12.31.2019
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brasil	BRL	Monthly	13.00%	12.28%	166,711	531,815	698,526	839,502
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brasil	BRL	Monthly	7.65%	7.39%	61,617	147,121	208,738	360,854
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brasil	BRL	Monthly	8.20%	8.20%	66,160	117,534	183,694	300,338
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brasil	BRL	Monthly	6.56%	6.56%	68,366	200,944	269,310	497,386
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	20,867	62,602	83,469	132,815
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	31,232	93,695	124,927	88,739
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	65,656	148,249	213,905	189,320
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	1.00%	1.00%	20,556	61,671	82,227	1,169,884
Vital Aguas S.A.	Chile	76.389.720-6	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Linear	7.50%	7.50%	289,312	882,152	1,171,464	2,198,998
Envases Central S.A.	Chile	96.705.990-0	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Linear	8.40%	8.40%	565,631	1,724,833	2,290,464	235,699
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	55,952	159,680	215,632	—
Transportes Polar S.A.	Chile	96.928.520-7	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	2.89%	22,944	69,834	92,778	—
Embotelladora Andina S.A.	Chile	91.144.000-8	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	1.30%	20,736	62,614	83,350	—
Total											5,718,484	6,013,535

The Company maintains lease agreements on forklifts, vehicles, real estate and machinery. These leases have an average life of between one and eight years without including a renewal option in the contracts.

17.4.2     Non-current liabilities for leasing agreements, non-current

									Maturity
Debtor Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.0%	12.28%	789,334	891,946	1,007,901	1,138,928	4,827,833	8,655,942
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	95,856	—	—	—	—	95,856
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	72,906	32,980	23,547	—	—	129,433
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	261,577	249,681	243,911	225,680	51,007	1,031,856
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	-	20,867	—	—	—	20,867
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	-	249,854	—	249,854	72,874	572,582
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	-	128,930	—	—	—	128,930
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	-	95,931	—	—	—	95,931
Vital Aguas S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	8.20%	8.20%	1,107,140	—	—	—	—	1,107,140
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	9.00%	9.00%	2,967,864	—	—	—	—	2,967,864
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	-	163,635	—	—	—	163,635
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	2.89%	-	193,789	—	161,551	—	355,340
Embotelladora Andina S.A.	Chile	76.178.360-2	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	1.30%	-	13,997	—	—	—	13,997
													Total	15,339,373

17.4.3 Non-current liabilities for leasing agreements (previous year)

									Maturity
Debtor Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2019
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.0%	12.28%	948,466	1,071,766	1,211,096	1,368,538	8,101,730	12,701,596
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	271,264	111,005	—	—	—	382,269
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	97,784	9,144	—	—	—	106,928
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	365,671	355,172	339,020	331,185	375,688	1,766,736
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	—	398,442	—	343,104	—	741,546
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	—	110,924	—	—	—	110,924
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	—	55,222	—	—	—	55,222
Vital Aguas S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	8.20%	8.20%	2,242,278	—	—	—	—	2,242,278
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	9.0%	9.0%	4,947,745	—	—	—	—	4,947,745
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	399,456	—	—	—	—	399,456
Total														23,454,700

Leasing agreement obligations are not subject to financial restrictions for the reported periods.